Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unearned ESOP Shares	Total
Balance at Dec. 31, 2017	$ 19	$ 15,441	$ 16,077	$ (165)	$ (316)	$ 31,056
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			135			135
Other comprehensive income (loss), net				(18)		(18)
ESOP shares committed to be released		37			35	72
Stock based compensation		310				310
Effect of stock repurchase plan		(42)				(42)
Balance at Dec. 31, 2018	19	15,746	16,212	(183)	(281)	31,513
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(513)			(513)
Other comprehensive income (loss), net				174		174
ESOP shares committed to be released		31			35	66
Stock based compensation		304				304
Balance at Dec. 31, 2019	$ 19	$ 16,081	$ 15,699	$ (9)	$ (246)	$ 31,544